Related party transactions - Summary of transactions and balances during the year with key management personnel (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Advances and credits	$ 16.0	$ 373.0
Guarantees	0.0	25.0
Deposits	53.0	284.0
Advances and credits, highest amount during the year	25.0	401.0
Guarantees, highest amount during the year	0.0	45.0
Deposits, highest amount during the year	123.0	3,190.0
Director
Disclosure of transactions between related parties [line items]
Advances and credits	2.5	2.8
Guarantees	$ 0.0	$ 0.0